Schedule H, Line 4(a) - Schedule of Delinquent Participant Contributions (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
EBP, Schedule of Delinquent Participant Contribution [Line Items]
EBP, Plan Name	Profit Sharing 401(k) Plan
Entity Tax Identification Number	43-1273600
EBP, Plan Number	001
Total that constitute nonexempt prohibitive transactions	$ 47,275
EBP, Schedule of Delinquent Participant Contribution, Late Repayment Included [true false]	true
Participant contributions transferred late to the plan	$ 11,181	[1]	$ 13,140	[2]	$ 22,954	[3]
Contributions not yet corrected	0		0		0
Contributions corrected outside VFCP	0		0		0
Contributions pending correction in VFCP	3,846		0		0
Total fully corrected under VFCP and prohibited transaction exemption 2002-51	$ 7,335		$ 13,140		$ 22,954

[1]	Plan year ended December 31, 2025.
[2]	Plan year ended December 31, 2024.
[3]	Plan year ended December 31, 2023.